Leases	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Leases
14.	Leases

(1)	Group as a lessee

1)	Details of the right-of-use assets as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Right-of-use assets:
Land, buildings and structures	₩	1,157,029	1,379,422
Others		215,496	228,797

	₩	1,372,525	1,608,219

2)	Details of amounts recognized in the consolidated statements of income for the years ended December 31, 2025, 2024 and 2023 as a lessee are as follows:

(In millions of won)
	2025		2024	2023
Depreciation of right-of-use assets:
Land, buildings and structures	₩	356,889	343,161	346,931
Others(*)		64,161	64,177	63,101

	₩	421,050	407,338	410,032

Interest expense on lease liabilities	₩	47,596	50,631	46,595

(*)	Others include the amount reclassified as research and development expenses related to the lease contract for research and development facilities.
Expenses related to short-term leases and leases of
low-value
assets that the Group recognized are immaterial.

3)	The total cash outflows for lease payments for the years ended December 31, 2025, 2024 and 2023 amounted to ₩457,331 million, ₩465,119 million and ₩474,410 million, respectively.

(2)	Group as a lessor
1) Finance lease
The Group recognized interest income of ₩2,408 million, ₩2,566 million and ₩800 million on lease receivables for the years ended December 31, 2025, 2024 and 2023, respectively.
The following table sets out a maturity analysis for lease receivables, presenting the undiscounted lease payments to be received subsequent to December 31, 2025.

(In millions of won)
	Amount
Less than 1 year	₩	15,345
1 ~ 2 years		4,592
2 ~ 3 years		2,765
3 ~ 4 years		1,632
4 ~ 5 years		591

Undiscounted lease payments	₩	24,925

Unrealized finance income	₩	930
Net investment in the lease		23,995

2)	Operating lease
The Group recognized lease income of ₩235,261 million, ₩235,519 million and ₩235,988 million for the years ended December 31, 2025, 2024 and 2023, respectively, of which variable lease payments received are ₩1,588 million, ₩2,309 million and ₩2,694 million, respectively.

The following table sets out a maturity analysis of lease payments, presenting the undiscounted fixed payments to be received subsequent to December 31, 2025.

(In millions of won)
	Amount
Less than 1 year	₩	136,517
1 ~ 2 years		79,931
2 ~ 3 years		39,731
3 ~ 4 years		109
4 ~ 5 years		109
More than 5 years		255

	₩	256,652